Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Other current liabilities
Other current liabilities as of December 31, 2019 and 2018 are detailed below:

	December 31,
	2019	2018
	($ in millions)
Revenues and royalties due others	$516	$687
Accrued drilling and production costs	326	258
Joint interest prepayments received	52	73
VPP deferred revenue(a)	55	59
Accrued compensation and benefits	156	202
Other accrued taxes	150	108
Other	177	212
Total other current liabilities	$1,432	$1,599

Other long-term liabilities
Other long-term liabilities as of December 31, 2019 and 2018 are detailed below:

	December 31,
	2019	2018
	($ in millions)
VPP deferred revenue(a)	$9	$63
Unrecognized tax benefits(b)	—	53
Other	116	103
Total other long-term liabilities	$125	$219
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(a)At the inception of our volumetric production payment (VPP) agreements, we (i) removed the proved reserves associated with the VPP, (ii) recognized VPP proceeds as deferred revenue which are being amortized on a unit-of-production basis to other revenue over the term of the VPP, (iii) retained responsibility for the production costs and capital costs related to VPP interests and (iv) ceased recognizing production associated with the VPP volumes. The remaining deferred revenue balance will be recognized in other revenues in the consolidated statement of operations through February 2021, assuming the related VPP production volumes are delivered as scheduled.
(b)The liability for unrecognized tax benefits was eliminated during the fourth quarter of 2019 as a result of a settlement.